Concentration of Credit Risk - Schedule of Clients Accounting for Total Operating Revenue (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Clients Accounting for Total Operating Revenue and Accounts Receivable [Line Items]
Total operating revenue	$ 362,511	$ 1,327,707
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Clients Accounting for Total Operating Revenue and Accounts Receivable [Line Items]
Total operating revenue	$ 255,614
Total operating revenue percentage	7050.00%
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member] | Third party [Member]
Schedule of Clients Accounting for Total Operating Revenue and Accounts Receivable [Line Items]
Total operating revenue
Total operating revenue percentage
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Clients Accounting for Total Operating Revenue and Accounts Receivable [Line Items]
Total operating revenue	$ 64,626
Total operating revenue percentage	6470.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member] | Third party [Member]
Schedule of Clients Accounting for Total Operating Revenue and Accounts Receivable [Line Items]
Total operating revenue			$ 32,411
Total operating revenue percentage			28.80%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Clients Accounting for Total Operating Revenue and Accounts Receivable [Line Items]
Total operating revenue	$ 64,773
Total operating revenue percentage	17.90%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member] | Third party [Member]
Schedule of Clients Accounting for Total Operating Revenue and Accounts Receivable [Line Items]
Total operating revenue
Total operating revenue percentage
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Clients Accounting for Total Operating Revenue and Accounts Receivable [Line Items]
Total operating revenue	$ 20,351
Total operating revenue percentage	20.40%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member] | Third party [Member]
Schedule of Clients Accounting for Total Operating Revenue and Accounts Receivable [Line Items]
Total operating revenue
Total operating revenue percentage
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Clients Accounting for Total Operating Revenue and Accounts Receivable [Line Items]
Total operating revenue
Total operating revenue percentage
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member] | Third party [Member]
Schedule of Clients Accounting for Total Operating Revenue and Accounts Receivable [Line Items]
Total operating revenue		$ 329,358
Total operating revenue percentage		2480.00%
Customer Concentration Risk [Member] | Other Customer [Member] | Revenue Benchmark [Member]
Schedule of Clients Accounting for Total Operating Revenue and Accounts Receivable [Line Items]
Total operating revenue	$ 320,387
Total operating revenue percentage	88.40%
Customer Concentration Risk [Member] | Other Customer [Member] | Revenue Benchmark [Member] | Third party [Member]
Schedule of Clients Accounting for Total Operating Revenue and Accounts Receivable [Line Items]
Total operating revenue		$ 329,358
Total operating revenue percentage		24.80%
Customer Concentration Risk [Member] | Other Customer [Member] | Accounts Receivable [Member]
Schedule of Clients Accounting for Total Operating Revenue and Accounts Receivable [Line Items]
Total operating revenue	$ 84,977
Total operating revenue percentage	85.10%
Customer Concentration Risk [Member] | Other Customer [Member] | Accounts Receivable [Member] | Third party [Member]
Schedule of Clients Accounting for Total Operating Revenue and Accounts Receivable [Line Items]
Total operating revenue			$ 112,357
Total operating revenue percentage			100.00%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Schedule of Clients Accounting for Total Operating Revenue and Accounts Receivable [Line Items]
Total operating revenue
Total operating revenue percentage
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member] | Third party [Member]
Schedule of Clients Accounting for Total Operating Revenue and Accounts Receivable [Line Items]
Total operating revenue			$ 79,946
Total operating revenue percentage			7120.00%